Label	Element	Value
Invesco U.S. Government Money Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco U.S. Government Money Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Prospectuses:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 11, 2025 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco U.S. Government Money Portfolio
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.

Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 750
Invesco U.S. Government Money Portfolio | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,166
Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	567
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	46
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	144
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	252
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 567
Invesco U.S. Government Money Portfolio | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	331
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	27
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	84
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	146
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 331
Invesco U.S. Government Money Portfolio | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 248
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,504
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,504

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Management fees have been restated to reflect current fees.